New Annuity Contract Holders Sale Inducement Premiums Bonus (Details) (Life Insurance, USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Life Insurance
Policyholder Benefits and Claims Incurred, Net, by Business Type [Abstract]
Deferred sales inducement, net	$ 17.2
Deferred sales inducements, amortization expense	$ 0.9